Marketable Securities - Summary of Both Short-Term and Long-Term Marketable Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	$ 11,649	$ 10,475
Amortized Cost	972,111	970,262
Gross Unrealized Gain (Loss) through Other Comprehensive Income	(13,279)	5,350
Gross Unrealized Gain (Loss) through Profit & Loss	(1,616)	77
Market Value	10,034	10,553
Market Value	957,217	975,689
Corporate Bonds [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	743,624	679,315
Gross Unrealized Gain (Loss) through Other Comprehensive Income	(11,840)	4,823
Market Value	731,784	684,138
Government Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	106,235	146,057
Gross Unrealized Gain (Loss) through Other Comprehensive Income	(531)	249
Market Value	105,703	146,306
Commercial Paper [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	22,678	47,934
Gross Unrealized Gain (Loss) through Other Comprehensive Income	(121)	4
Market Value	22,557	47,938
Certificates of Deposit [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	46,296	42,897
Gross Unrealized Gain (Loss) through Other Comprehensive Income	(144)	27
Market Value	46,152	42,924
Municipal Bonds [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	26,683	23,479
Gross Unrealized Gain (Loss) through Other Comprehensive Income	(276)	82
Market Value	26,408	23,562
Preferred Stock Equity Instrument [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	11,649	10,475
Gross Unrealized Gain (Loss) through Profit & Loss	(1,616)	77
Market Value	10,034	10,553
Preferred Stock Debt Instrument [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	2,685	2,990
Gross Unrealized Gain (Loss) through Other Comprehensive Income	(235)	44
Market Value	2,449	3,033
Other Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	12,261	17,115
Gross Unrealized Gain (Loss) through Other Comprehensive Income	(132)	120
Market Value	$ 12,129	$ 17,235